                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09915
                                                      ---------

                           Small-Cap Growth Portfolio
     -----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.2%

SECURITY                                                  SHARES          VALUE
--------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.4%

Armor Holdings, Inc.(1)                                          7,650    $    201,271
Esterline Technologies Corp.(1)                                  3,500          93,345
United Defense Industries, Inc.(1)                               3,000          95,640
--------------------------------------------------------------------------------------
                                                                          $    390,256
--------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.1%

BorgWarner, Inc.                                                 2,300    $    195,661
Pep Boys - Manny, Moe & Jack (The)                               6,250         142,937
Wabash National Corp.(1)                                         8,875         260,037
--------------------------------------------------------------------------------------
                                                                          $    598,635
--------------------------------------------------------------------------------------

BANKS -- 1.3%

Franklin Bank Corp.(1)                                             100    $      1,900
PrivateBancorp, Inc.                                             1,700          77,384
Santander BanCorp                                                3,400          82,790
W Holding Co., Inc.                                             10,710         199,313
--------------------------------------------------------------------------------------
                                                                          $    361,387
--------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.3%

UnitedGlobalCom, Inc., Class A(1)                                8,900    $     75,472
--------------------------------------------------------------------------------------
                                                                          $     75,472
--------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 7.7%

Cumulus Media, Inc., Class A(1)                                 12,500    $    275,000
Emmis Communications Corp., Class A(1)                          10,900         294,845
Lin TV Corp., Class A(1)                                         6,700         172,927
Radio One, Inc.(1)                                              14,700         283,710
Salem Communications Corp., Class A(1)                             300           8,136
Sinclair Broadcast Group, Inc., Class A(1)                      19,200         286,464
XM Satellite Radio Holdings, Inc., Class A(1)                   31,200         822,432
--------------------------------------------------------------------------------------
                                                                          $  2,143,514
--------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 3.1%

D.R. Horton, Inc.                                                4,300    $    186,018
Dycom Industries, Inc.(1)                                        3,600          96,552
JLG Industries, Inc.                                             5,600          85,288
Joy Global, Inc.                                                10,325         269,999
Martin Marietta Materials, Inc.                                  2,500         117,425
Standard-Pacific Corp.                                           2,500         121,375
--------------------------------------------------------------------------------------
                                                                          $    876,657
--------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.3%

Texas Industries, Inc.                                           2,600    $     96,200
--------------------------------------------------------------------------------------
                                                                          $     96,200
--------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.8%

eFunds, Corp.(1)                                                 9,114    $    158,128
LECG Corp.(1)                                                    4,200          96,138
Lionbridge Technologies, Inc.(1)                                15,600         149,916
Navigant Consulting, Inc.(1)                                     5,200          98,072
Satyam Computer Services Ltd. ADR                               10,000         293,300
--------------------------------------------------------------------------------------
                                                                          $    795,554
--------------------------------------------------------------------------------------

CHEMICALS -- 0.7%

Agrium, Inc.                                                     6,000    $     98,760
FMC Corp.(1)                                                     2,700          92,151
--------------------------------------------------------------------------------------
                                                                          $    190,911
--------------------------------------------------------------------------------------

COAL -- 1.4%

Arch Coal, Inc.                                                  6,000    $    187,020
Fording Canadian Coal Trust                                      2,800          99,456
Massey Energy Co.                                                4,400          91,520
--------------------------------------------------------------------------------------
                                                                          $    377,996
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.7%

CoStar Group, Inc.(1)                                            4,900    $    204,232
--------------------------------------------------------------------------------------
                                                                          $    204,232
--------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.6%

Avocent Corp.(1)                                                 3,200    $    116,864
Foundry Networks, Inc.(1)                                       10,000         273,600
Ixia(1)                                                          4,825          56,452
--------------------------------------------------------------------------------------
                                                                          $    446,916
--------------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 0.3%

Electronics for Imaging(1)                                       3,700    $     96,274
--------------------------------------------------------------------------------------
                                                                          $     96,274
--------------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.5%

Anteon International Corp.(1)                                    2,500    $     90,125
Cognizant Technology Solutions Corp.(1)                          8,525         389,081
DigitalNet Holdings, Inc.(1)                                    10,700         208,650
--------------------------------------------------------------------------------------
                                                                          $    687,856
--------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                  SHARES          VALUE
--------------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.5%

Ascential Software Corp.(1)                                      6,200    $    160,766
Aspect Communications Corp.(1)                                   6,325          99,682
Aspen Technology, Inc.(1)                                       13,500         138,510
Callidus Software, Inc.(1)                                       7,900         139,751
RADWARE Ltd.(1)                                                  3,525          96,056
Tumbleweed Communications Corp.(1)                               8,700          72,906
--------------------------------------------------------------------------------------
                                                                          $    707,671
--------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.2%

Regis Corp.                                                      1,700    $     67,184
--------------------------------------------------------------------------------------
                                                                          $     67,184
--------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.5%

Greif, Inc.                                                      2,200    $     78,122
Intertape Polymer Group, Inc.(1)                                 3,895          49,583
--------------------------------------------------------------------------------------
                                                                          $    127,705
--------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Central European Distribution Corp.(1)                           2,600    $     82,160
--------------------------------------------------------------------------------------
                                                                          $     82,160
--------------------------------------------------------------------------------------

DRUGS -- 2.7%

Eon Labs, Inc.(1)                                                2,825    $    143,934
Flamel Technologies SA ADR(1)                                    3,750         100,462
KV Pharmaceutical Co., Class A(1)                                2,250          57,375
Nabi Biopharmaceuticals(1)                                       4,100          52,111
Onyx Pharmaceuticals, Inc.(1)                                    4,425         124,918
Valeant Pharmaceuticals International                           10,375         260,931
--------------------------------------------------------------------------------------
                                                                          $    739,731
--------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT -- 1.2%

Engineered Support Systems, Inc.                                 2,750    $    151,415
GrafTech International Ltd.(1)                                  13,200         178,200
--------------------------------------------------------------------------------------
                                                                          $    329,615
--------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.9%

Hughes Supply, Inc.                                              1,800    $     89,316
Photon Dynamics, Inc.(1)                                         3,675         147,882
--------------------------------------------------------------------------------------
                                                                          $    237,198
--------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.2%

Advanced Energy Industries, Inc.(1)                              2,900    $     75,545
OmniVision Technologies, Inc.(1)                                 3,800         209,950
Sigmatel, Inc.(1)                                                2,300          56,764
--------------------------------------------------------------------------------------
                                                                          $    342,259
--------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.7%

McDermott International, Inc.(1)                                16,800    $    200,760
--------------------------------------------------------------------------------------
                                                                          $    200,760
--------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.8%

Euronet Worldwide, Inc.(1)                                       5,200    $     93,600
First Marblehead Corp., (The)(1)                                 6,100         133,468
--------------------------------------------------------------------------------------
                                                                          $    227,068
--------------------------------------------------------------------------------------

FOOD - WHOLESALE / DISTRIBUTION -- 0.3%

Hain Celestial Group, Inc.(1)                                    3,475    $     80,655
--------------------------------------------------------------------------------------
                                                                          $     80,655
--------------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.2%

M & F Worldwide Corp.(1)                                         4,700    $     62,792
--------------------------------------------------------------------------------------
                                                                          $     62,792
--------------------------------------------------------------------------------------

GAMING -- 0.8%

Scientific Games Corp.(1)                                       12,975    $    220,705
--------------------------------------------------------------------------------------
                                                                          $    220,705
--------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.9%

Beverly Enterprises, Inc.(1)                                    21,575    $    185,329
Covance, Inc.(1)                                                 8,000         214,400
DaVita, Inc.(1)                                                  5,600         218,400
Genesis HealthCare Corp.(1)                                      5,450         124,151
Kindred Healthcare, Inc.(1)                                      6,150         319,677
LCA-Vision, Inc.(1)                                              3,800          80,446
Psychiatric Solutions, Inc.(1)                                   4,400          91,960
United Surgical Partners International, Inc.(1)                  4,200         140,616
--------------------------------------------------------------------------------------
                                                                          $  1,374,979
--------------------------------------------------------------------------------------

HOTELS -- 0.3%

Choice Hotels International, Inc.(1)                             2,500    $     88,125
--------------------------------------------------------------------------------------
                                                                          $     88,125
--------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                  SHARES          VALUE
--------------------------------------------------------------------------------------
INSURANCE -- 0.4%

Max Re Capital Ltd.                                              5,500    $    123,420
--------------------------------------------------------------------------------------
                                                                          $    123,420
--------------------------------------------------------------------------------------

INTERNET - SOFTWARE -- 2.0%

Akamai Technologies, Inc.(1)                                    21,900    $    235,425
F5 Networks, Inc.(1)                                             5,350         134,285
Netopia, Inc.(1)                                                 5,600          81,648
SupportSoft, Inc.(1)                                             7,900         103,885
--------------------------------------------------------------------------------------
                                                                          $    555,243
--------------------------------------------------------------------------------------

INTERNET SERVICES -- 1.1%

Corillian Corp.(1)                                              21,700    $    136,927
Digitas, Inc.(1)                                                10,600          98,792
Infospace, Inc.(1)                                               2,600          59,930
--------------------------------------------------------------------------------------
                                                                          $    295,649
--------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.7%

Knight Trading Group, Inc.(1)                                   12,800    $    187,392
--------------------------------------------------------------------------------------
                                                                          $    187,392
--------------------------------------------------------------------------------------

MACHINERY -- 0.8%

Thomas Industries, Inc.                                          2,300    $     79,718
UNOVA, Inc.(1)                                                   6,000         137,700
--------------------------------------------------------------------------------------
                                                                          $    217,418
--------------------------------------------------------------------------------------

MANUFACTURING -- 1.6%

Briggs and Stratton Corp.                                        1,200    $     80,880
Harsco Corp.                                                     3,700         162,134
Nordson Corp.                                                    3,375         116,539
Trinity Industries, Inc.                                         3,100          95,604
--------------------------------------------------------------------------------------
                                                                          $    455,157
--------------------------------------------------------------------------------------

MEDICAL - BIOMED / GENETICS -- 5.6%

Applera Corp. - Celera Genomics Group(1)                         5,800    $     80,678
Gen-Probe, Inc.(1)                                              12,650         461,345
Illumina, Inc.(1)                                               13,200          93,060
ImClone Systems, Inc.(1)                                         2,875         114,022
Invitrogen Corp.(1)                                              2,800         196,000
Martek Biosciences, Corp.(1)                                     7,850         510,015
MGI Pharma, Inc.(1)                                              2,500         102,875
--------------------------------------------------------------------------------------
                                                                          $  1,557,995
--------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 4.4%

Align Technology, Inc.(1)                                        3,700    $     61,124
Celgene Corp.(1)                                                 2,475         111,425
Dade Behring Holdings, Inc.(1)                                   6,800         243,032
I-Flow Corp.(1)                                                  9,300         129,363
I-Stat Corp.(1)                                                  4,900          74,970
Kyphon, Inc.(1)                                                 19,200         476,736
Wright Medical Group, Inc.(1)                                    3,900         118,716
--------------------------------------------------------------------------------------
                                                                          $  1,215,366
--------------------------------------------------------------------------------------

METALS -- 0.9%

Coeur d'Alene Mines Corp.(1)                                    25,050    $    144,789
Glamis Gold Ltd.(1)                                              5,550          95,016
--------------------------------------------------------------------------------------
                                                                          $    239,805
--------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 6.1%

Allegheny Technologies, Inc.                                    14,700    $    194,334
Cameco Corp.                                                     2,800         161,280
Century Aluminum Co.(1)                                          6,200         117,862
International Steel Group, Inc.(1)                               3,200         124,640
Metal Management, Inc.(1)                                        5,300         195,729
Reliance Steel & Aluminum Co.                                    1,900          63,099
Schnitzer Steel Industries, Inc.                                 2,250         136,125
Southern Peru Copper Corp.                                       3,375         159,165
Steel Dynamics, Inc.(1)                                         11,900         279,531
Stillwater Mining Co.(1)                                        18,775         179,677
United States Steel Corp.                                        2,900         101,558
--------------------------------------------------------------------------------------
                                                                          $  1,713,000
--------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 2.1%

CARBO Ceramics, Inc.                                             3,500    $    179,375
Grant Prideco, Inc.(1)                                          10,400         135,408
Matrix Service Co.(1)                                            9,600         174,240
Varco International, Inc.(1)                                     4,900         101,087
--------------------------------------------------------------------------------------
                                                                          $    590,110
--------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 4.9%

Comstock Resources, Inc.(1)                                     10,100    $    194,930
Newfield Exploration Co.(1)                                      2,600         115,804
Noble Energy, Inc.                                               2,200          97,746
Patina Oil & Gas Corp.                                           3,900         191,061
Patterson-UTI Energy, Inc.(1)                                    3,600         118,512
Petroleum Development Corp.(1)                                   6,800         161,160

                       See notes to financial statements.

SECURITY                                                  SHARES          VALUE
--------------------------------------------------------------------------------------
OIL AND GAS - EXPLORATION AND PRODUCTION (CONTINUED)

Southwestern Energy Co.(1)                                       6,300    $    150,570
Swift Energy Co.(1)                                              3,900          65,715
Tom Brown, Inc.(1)                                               5,100         164,475
Westport Resources Corp.(1)                                      3,200          95,552
--------------------------------------------------------------------------------------
                                                                          $  1,355,525
--------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.1%

Caraustar Industries, Inc.(1)                                    7,800    $    107,640
Louisiana-Pacific Corp.(1)                                       6,200         110,856
Universal Forest Products, Inc.                                  3,100          99,758
--------------------------------------------------------------------------------------
                                                                          $    318,254
--------------------------------------------------------------------------------------

PUBLISHING -- 0.2%

Thomas Nelson, Inc.                                              3,200    $     61,856
--------------------------------------------------------------------------------------
                                                                          $     61,856
--------------------------------------------------------------------------------------

REITS -- 0.3%

Highland Hospitality Corp.(1)                                    6,600    $     71,940
--------------------------------------------------------------------------------------
                                                                          $     71,940
--------------------------------------------------------------------------------------

RETAIL -- 0.9%

Linens 'N Things, Inc.(1)                                        4,100    $    123,328
Nu Skin Enterprises, Inc. Class A                                7,750         132,448
--------------------------------------------------------------------------------------
                                                                          $    255,776
--------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.5%

Buffalo Wild Wings, Inc.(1)                                        800    $     20,760
Red Robin Gourmet Burgers, Inc.(1)                               3,500         106,540
--------------------------------------------------------------------------------------
                                                                          $    127,300
--------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 7.2%

ASE Test Ltd.(1)                                                 8,500    $    127,245
August Technology Corp.(1)                                      13,300         246,715
Diodes, Inc.(1)                                                  3,900          74,100
Fairchild Semiconductor International, Inc.(1)                   8,300         207,251
Lam Research Corp.(1)                                           19,400         626,620
LTX, Corp.(1)                                                   13,200         198,396
Mattson Technology, Inc.(1)                                      7,800          95,316
Merix Corp.(1)                                                  11,800         289,454
Tessera Technologies, Inc.(1)                                    7,600         142,956
--------------------------------------------------------------------------------------
                                                                          $  2,008,053
--------------------------------------------------------------------------------------

SOFTWARE SERVICES -- 3.6%

Epicor Software Corp.(1)                                        14,800    $    188,848
FileNET Corp.(1)                                                 9,100         246,428
Novell, Inc.(1)                                                 18,575         195,409
Transaction Systems Architects, Inc.(1)                         16,800         380,184
--------------------------------------------------------------------------------------
                                                                          $  1,010,869
--------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 0.4%

Sierra Wireless, Inc.(1)                                         7,525    $    115,735
--------------------------------------------------------------------------------------
                                                                          $    115,735
--------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 5.8%

NII Holdings, Inc., Class B(1)                                   5,200    $    388,076
NTL, Inc.(1)                                                    13,446         937,859
Philippine Long Distance Telephone Co. ADR(1)                    6,000         104,520
Primus Telecommunications Group, Inc.(1)                         5,400          54,972
Telesystem International Wireless, Inc.(1)                       5,000          41,700
Time Warner Telecom, Inc., Class A(1)                            8,100          82,053
--------------------------------------------------------------------------------------
                                                                          $  1,609,180
--------------------------------------------------------------------------------------

TRANSPORTATION -- 2.6%

Overseas Shipholding Group                                       3,900    $    132,795
Sirva, Inc.(1)                                                   4,825          94,281
Teekay Shipping Corp.                                            2,500         142,575
Yellow Roadway Corp.(1)                                         10,100         365,317
--------------------------------------------------------------------------------------
                                                                          $    734,968
--------------------------------------------------------------------------------------

TRAVEL SERVICES -- 0.3%

Orbitz, Inc., Class A(1)                                         3,700    $     85,840
--------------------------------------------------------------------------------------
                                                                          $     85,840
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $22,788,486)                                          $ 27,136,318
--------------------------------------------------------------------------------------

                       See notes to financial statements.

SHORT-TERM INVESTMENTS -- 3.6%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit, 1.01%, 1/2/04      $         1,013    $  1,013,000
-----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $1,013,000)                                           $  1,013,000
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.8%
   (IDENTIFIED COST $23,801,486)                                             $ 28,149,318
-----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.8)%                                     $   (229,613)
-----------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                         $ 27,919,705
-----------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.

                       See notes to financial statements.

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $23,801,486)                       $   28,149,318
Cash                                                                                  438
Receivable for investments sold                                                   572,352
Interest and dividends receivable                                                   4,603
Tax reclaim receivable                                                                247
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $   28,726,958
-----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                          $      795,795
Payable to affiliate for Trustees' fees                                                15
Accrued expenses                                                                   11,443
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $      807,253
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $   27,919,705
-----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                    $   23,571,828
Net unrealized appreciation (computed on the basis of identified cost)          4,347,877
-----------------------------------------------------------------------------------------
TOTAL                                                                      $   27,919,705
-----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,110)                                   $       34,792
Interest                                                                           15,657
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $       50,449
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                     $      174,289
Trustees' fees and expenses                                                           146
Custodian fee                                                                      75,080
Legal and accounting services                                                      31,786
Miscellaneous                                                                       5,070
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $      286,371
-----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                        $     (235,922)
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $    3,041,595
-----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $    3,041,595
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $    3,620,110
   Foreign currency                                                                    45
-----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $    3,620,155
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $    6,661,750
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $    6,425,828
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED           YEAR ENDED
IN NET ASSETS                                             DECEMBER 31, 2003    DECEMBER 31, 2002
------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                    $        (235,922)   $        (173,256)
   Net realized gain (loss)                                       3,041,595           (6,356,380)
   Net change in unrealized
      appreciation (depreciation)                                 3,620,155           (1,163,318)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $       6,425,828    $      (7,692,954)
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $      10,063,797    $      16,678,057
   Withdrawals                                                   (8,329,021)          (8,284,214)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $       1,734,776    $       8,393,843
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $       8,160,604    $         700,889
------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                      $      19,759,101    $      19,058,212
------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $      27,919,705    $      19,759,101
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                      YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------
                                                            2003         2002         2001        2000(1)
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                               1.23%        1.18%        1.23%        2.22%(2)
   Net expenses after custodian fee reduction                 1.23%        1.18%        1.23%        2.07%(2)
   Net investment loss                                       (1.01)%      (0.91)%      (0.88)%      (1.58)%(2)
Portfolio Turnover                                             308%         225%         117%          89%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                31.20%      (33.36)%     (23.80)%         --
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $ 27,920     $ 19,759     $ 19,058     $  6,535
---------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio for the period ended December 31, 2000 reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                                                          2.96%(2)
   Expenses after custodian fee reduction                                                            2.81%(2)
   Net investment loss                                                                              (2.32)%(2)

(1) For the period from the start of business, May 1, 2000, to December 31, 2000.
(2) Annualized.
* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Small-Cap Growth Fund held an approximate 56.3% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 32.1%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on foreign or U.S. securities exchanges are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. For the year ended December 31, 2003, there were no credit balances used to reduce the Portfolio's custodian fee.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the fee was equivalent to 0.75% of the Portfolio's average daily net assets and amounted to $174,289. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $69,184,550 and $67,461,684, respectively, for the year ended December 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                            $  23,829,796
-----------------------------------------------------------------------
Gross unrealized appreciation                             $   4,456,232

Gross unrealized depreciation                                  (136,710)
-----------------------------------------------------------------------

NET UNREALIZED APPRECIATION                               $   4,319,522
-----------------------------------------------------------------------

   The net unrealized appreciation of foreign currency at December 31, 2003 was $45.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

SMALL-CAP GROWTH PORTFOLIO as of December 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP GROWTH PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Small-Cap Growth Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE SMALL-CAP GROWTH FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Small-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)      TERM OF                                     NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                     IN FUND COMPLEX
      NAME AND            TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
   DATE OF BIRTH        THE PORTFOLIO     SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz      Trustee     Trustee of the  Chairman, President and Chief           193            Director of National
11/28/59                                 Trust since   Executive Officer of National                           Financial Partners
                                        1998; of the   Financial Partners (financial
                                          Portfolio    services company) (since
                                         since 2000    April 1999). President and
                                                       Chief Operating Officer of
                                                       John A. Levin & Co.
                                                       (registered investment
                                                       advisor) (July 1997 to April
                                                       1999) and a Director of
                                                       Baker, Fentress & Company,
                                                       which owns John A. Levin &
                                                       Co. (July 1997 to April
                                                       1999). Ms. Bibliowicz is an
                                                       interested person because of
                                                       her affiliation with a
                                                       brokerage firm.

James B. Hawkes            Trustee     Trustee of the  Chairman, President and Chief           195               Director of EVC
11/9/41                                  Trust since   Executive Officer of BMR,
                                        1989; of the   EVC, EVM and EV; Director of
                                          Portfolio    EV; Vice President and
                                         since 2000    Director of EVD. Trustee
                                                       and/or officer of 195
                                                       registered investment
                                                       companies in the Eaton Vance
                                                       Fund Complex. Mr. Hawkes is
                                                       an interested person because
                                                       of his positions with BMR,
                                                       EVM, EVC and EV, which are
                                                       affiliates of the Fund and
                                                       the Portfolio.

                         POSITION(S)      TERM OF                                     NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                     IN FUND COMPLEX
      NAME AND            TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
   DATE OF BIRTH        THE PORTFOLIO     SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Trustee     Trustee of the  Jacob H. Schiff Professor of            195           Director of Tiffany &
2/23/35                                  Trust since   Investment Banking Emeritus,                         Co. (specialty retailer)
                                        1989; of the   Harvard University Graduate                            and of Telect, Inc.
                                          Portfolio    School of Business                                     (telecommunication
                                         since 2000    Administration.                                         services company)

William H. Park            Trustee       Since 2003    President and Chief Executive           192                    None
9/19/47                                                Officer, Prizm Capital
                                                       Management, LLC (investment
                                                       management firm) (since
                                                       2002). Executive Vice
                                                       President and Chief Financial
                                                       Officer, United Asset
                                                       Management Corporation (a
                                                       holding company owning
                                                       institutional investment
                                                       management firms)
                                                       (1982-2001).

Ronald A. Pearlman         Trustee       Since 2003    Professor of Law, Georgetown            192                    None
7/10/40                                                University Law Center (since
                                                       1999). Tax Partner, Covington
                                                       & Burling, Washington, DC
                                                       (1991-2000).

                         POSITION(S)      TERM OF                                     NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                     IN FUND COMPLEX
      NAME AND            TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)          OVERSEEN BY
   DATE OF BIRTH        THE PORTFOLIO     SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer           Trustee     Trustee of the  President, Chief Executive              195                    None
9/21/35                                  Trust since   Officer and a Director of
                                        1989 and the   Asset Management Finance
                                          Portfolio    Corp. (a specialty finance
                                         since 2000    company serving the
                                                       investment management
                                                       industry) (since October
                                                       2003). President, Unicorn
                                                       Corporation (an investment
                                                       and financial advisory
                                                       services company) (since
                                                       September 2000). Formerly,
                                                       Chairman, Hellman, Jordan
                                                       Management Co., Inc. (an
                                                       investment management
                                                       company) (2000-2003).
                                                       Formerly, Advisory Director
                                                       of Berkshire Capital
                                                       Corporation (investment
                                                       banking firm) (2002-2003).
                                                       Formerly, Chairman of the
                                                       Board, United Asset
                                                       Management Corporation (a
                                                       holding company owning
                                                       institutional investment
                                                       management firms) and
                                                       Chairman, President and
                                                       Director, UAM Funds (mutual
                                                       funds) (1980-2000).

Lynn A. Stout              Trustee     Trustee of the  Professor of Law, University            195                    None
9/14/57                                  Trust since   of California at Los Angeles
                                        1998; of the   School of Law (since July
                                          Portfolio    2001). Formerly, Professor of
                                         since 2000    Law, Georgetown University
                                                       Law Center

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)                      TERM OF
                              WITH THE                       OFFICE AND
       NAME AND               TRUST AND                      LENGTH OF                             PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH           THE PORTFOLIO                     SERVICE                              DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.     President of the Trust               Since 2002               Executive Vice President of EVM, BMR, EVC, and
5/31/58                                                                               EV; Chief Investment Officer of EVM and BMR
                                                                                      and Director of EVC. Chief Executive Officer
                                                                                      of Belair Capital Fund LLC, Belcrest Capital
                                                                                      Fund LLC, Belmar Capital Fund LLC, Belport
                                                                                      Capital Fund LLC and Belrose Capital Fund LLC
                                                                                      (private investment companies sponsored by
                                                                                      EVM). Officer of 54 registered investment
                                                                                      companies managed by EVM or BMR.

Duke E. Laflamme          Vice President of                  Since 2001               Vice President of EVM and BMR. Officer of 11
7/8/69                        the Trust                                               registered investment companies managed by EVM
                                                                                      or BMR.

Thomas H. Luster          Vice President of                  Since 2002               Vice President of EVM and BMR. Officer of 15
4/8/62                        the Trust                                               registered investment companies managed by EVM
                                                                                      and BMR.

Duncan W. Richardson         President of                    Since 2002               Senior Vice President and Chief Equity
10/26/57                    the Portfolio                                             Investment Officer of EVM and BMR. Officer of
                                                                                      42 registered investment companies managed by
                                                                                      EVM or BMR.

Toni Y. Shimura           Vice President of                  Since 2003               Vice President of EVM and BMR. Previously,
2/3/52                      the Portfolio                                             Senior Vice President and Portfolio Manager
                                                                                      with Massachusetts Financial Services Company
                                                                                      (1993-2002). Officer of 3 registered
                                                                                      investment companies managed by EVM or BMR.

Alan R. Dynner                Secretary          Secretary of the Trust since 1997;   Vice President, Secretary and Chief Legal
10/10/40                                            of the Portfolio since 2000       Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                                                      of 195 registered investment companies managed
                                                                                      by EVM or BMR.

William J. Austin, Jr.     Treasurer of the                Since 2002(2)              Vice President of EVM and BMR. Officer of 58
12/27/51                      Portfolio                                               registered investment companies managed by EVM
                                                                                      or BMR.

James L. O'Connor         Treasurer of Trust                 Since 1989               Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                                116 registered investment companies managed by
                                                                                      EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                                  2003           2002
--------------------------------------------------------------------------------
Audit Fees                                             $   24,825     $   13,025

Audit-Related Fees(1)                                  $        0     $        0

Tax Fees(2)                                            $    6,620     $    6,210

All Other Fees(3)                                      $        0     $        0

                                                       ----------     ----------
Total                                                  $   31,445     $   19,235
                                                       ==========     ==========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain
types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $6,210 and $6,620, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $0 and $0, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALL-CAP GROWTH PORTFOLIO


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: February 20, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: February 20, 2004
      -----------------


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: February 20, 2004
      -----------------